Schedule of Investments (unaudited)	iShares® iBonds® 2027 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.5%
Clear Channel Outdoor Holdings Inc., 5.13%,
08/15/27 (Call 08/15/24)(a)(b)	$580	$547,088
CMG Media Corp., 8.88%, 12/15/27 (Call 12/15/24)(a)	475	370,135
Outfront Media Capital LLC/Outfront Media Capital
Corp., 5.00%, 08/15/27 (Call 08/15/24)(a)	304	292,368
		1,209,591
Aerospace & Defense — 3.5%
Bombardier Inc., 7.88%, 04/15/27 (Call 04/15/24)(a)	787	787,205
Moog Inc., 4.25%, 12/15/27 (Call 12/15/24)(a)	255	238,850
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(a)	448	447,202
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/24)	1,182	1,151,880
7.50%, 03/15/27 (Call 03/15/24)(b)	260	260,396
		2,885,533
Agriculture — 0.3%
Darling Ingredients Inc., 5.25%, 04/15/27
(Call 04/15/24)(a)	234	229,934

Airlines — 0.6%
Allegiant Travel Co., 7.25%, 08/15/27
(Call 08/15/24)(a)(b)	270	263,904
VistaJet Malta Finance PLC/Vista Management
Holding Inc., 7.88%, 05/01/27 (Call 04/26/24)(a)(b)	241	203,616
		467,520
Apparel — 0.3%
William Carter Co. (The), 5.63%, 03/15/27
(Call 03/15/24)(a)	231	227,606

Auto Manufacturers — 0.5%
Allison Transmission Inc., 4.75%, 10/01/27
(Call 10/01/24)(a)	185	178,003
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27
(Call 07/01/27)(a)	221	208,947
		386,950
Auto Parts & Equipment — 2.2%
American Axle & Manufacturing Inc., 6.50%, 04/01/27
(Call 04/01/24)	236	235,298
Clarios Global LP/Clarios U.S. Finance Co., 8.50%,
05/15/27 (Call 05/15/24)(a)	798	796,368
Cooper-Standard Automotive Inc., 5.63%, 05/15/27
(Call 01/31/25), (10.63% PIK)(a)(c)	177	131,674
Dana Inc., 5.38%, 11/15/27 (Call 11/15/24)	186	181,612
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27
(Call 12/15/26)	337	324,810
IHO Verwaltungs GmbH, 6.00%, 05/15/27
(Call 05/15/24), (6.75% PIK)(a)(c)	174	172,245
		1,842,007
Banks — 0.3%
Freedom Mortgage Corp., 6.63%, 01/15/27
(Call 01/15/25)(a)	269	258,299

Building Materials — 1.2%
Eco Material Technologies Inc., 7.88%, 01/31/27
(Call 01/31/24)(a)	310	310,147
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 12/15/24)(a)(b)	161	153,517
Standard Industries Inc./NJ, 5.00%, 02/15/27
(Call 02/15/24)(a)	410	398,253
Security	Par (000)	Value

Building Materials (continued)
Summit Materials LLC/Summit Materials Finance
Corp., 6.50%, 03/15/27 (Call 03/15/24)(a)	$140	$139,782
		1,001,699
Chemicals — 2.5%
Cerdia Finanz GmbH, 10.50%, 02/15/27
(Call 02/15/24)(a)	285	292,588
Axalta Coating Systems LLC/Axalta Coating Systems
Dutch Holding B BV, 4.75%, 06/15/27
(Call 06/15/24)(a)	256	247,124
Cheever Escrow Issuer LLC, 7.13%, 10/01/27
(Call 10/01/24)(a)	130	130,894
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)	251	243,956
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)	146	139,896
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)	312	300,531
Olin Corp., 5.13%, 09/15/27 (Call 03/15/24)	255	248,008
SNF Group SACA, 3.13%, 03/15/27 (Call 03/15/24)(a)	139	128,590
WR Grace Holdings LLC, 4.88%, 06/15/27
(Call 06/15/24)(a)	359	343,260
		2,074,847
Commercial Services — 6.6%
Albion Financing 2 Sarl, 8.75%, 04/15/27
(Call 10/15/24)(a)	229	229,268
Allied Universal Holdco LLC/Allied Universal Finance
Corp., 9.75%, 07/15/27 (Call 07/15/24)(a)	471	460,428
AMN Healthcare Inc., 4.63%, 10/01/27
(Call 10/01/24)(a)	256	244,019
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/24)(a)	296	297,044
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.75%, 07/15/27 (Call 07/15/24)(a)(b)	193	186,466
5.75%, 07/15/27 (Call 07/15/24)(a)	139	133,320
Brink's Co. (The), 4.63%, 10/15/27 (Call 10/15/24)(a)	297	282,406
CoreCivic Inc., 4.75%, 10/15/27 (Call 07/15/27)	138	129,761
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/24)(a)	253	239,248
9.50%, 11/01/27 (Call 11/01/24)(a)	272	273,653
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/24)(a)	554	543,915
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/24)(a)	180	172,088
Prime Security Services Borrower LLC/Prime
Finance Inc., 3.38%, 08/31/27 (Call 08/31/26)(a)	443	408,092
Sabre GLBL Inc.
8.63%, 06/01/27 (Call 03/01/25)(a)	405	378,704
11.25%, 12/15/27 (Call 06/15/25)(a)	270	270,177
Service Corp. International/U.S., 4.63%, 12/15/27
(Call 12/15/24)	275	266,653
Sotheby's, 7.38%, 10/15/27 (Call 10/15/24)(a)	362	349,028
United Rentals North America Inc.
3.88%, 11/15/27 (Call 01/09/24)	365	347,489
5.50%, 05/15/27 (Call 05/15/24)	234	233,441
		5,445,200
Computers — 0.9%
Presidio Holdings Inc., 4.88%, 02/01/27
(Call 02/01/24)(a)	265	257,012
Seagate HDD Cayman, 4.88%, 06/01/27
(Call 03/01/27)(b)	250	245,342
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/24)(a)	240	218,183
		720,537
Distribution & Wholesale — 0.3%
BCPE Empire Holdings Inc., 7.63%, 05/01/27
(Call 05/01/24)(a)	290	274,011

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services — 2.8%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27
(Call 09/30/24)(a)	$221	$229,102
Castlelake Aviation Finance DAC, 5.00%, 04/15/27
(Call 04/15/24)(a)	214	203,134
GGAM Finance Ltd., 8.00%, 02/15/27
(Call 08/15/26)(a)	325	334,825
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27
(Call 01/15/25)(a)(b)	297	292,487
Navient Corp., 5.00%, 03/15/27 (Call 09/15/26)	327	311,772
OneMain Finance Corp., 3.50%, 01/15/27
(Call 01/15/25)	365	335,119
Osaic Holdings Inc., 10.75%, 08/01/27
(Call 08/01/24)(a)(b)	170	174,635
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc.,
6.38%, 02/01/27 (Call 02/01/24)(a)	211	199,841
United Wholesale Mortgage LLC, 5.75%, 06/15/27
(Call 06/15/24)(a)	251	246,350
		2,327,265
Electric — 2.7%
FirstEnergy Corp., Series B, 4.15%, 07/15/27
(Call 04/15/27)	679	653,267
NextEra Energy Operating Partners LP, 4.50%,
09/15/27 (Call 06/15/27)(a)	269	253,487
NRG Energy Inc., 6.63%, 01/15/27 (Call 07/15/24)	186	186,498
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/24)(a)	605	585,988
5.63%, 02/15/27 (Call 02/15/24)(a)	569	561,060
		2,240,300
Electrical Components & Equipment — 0.2%
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(a)	131	123,901

Engineering & Construction — 0.6%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	467	459,617

Entertainment — 4.8%
Affinity Interactive, 6.88%, 12/15/27 (Call 12/01/24)(a)	243	219,704
Caesars Entertainment Inc., 8.13%, 07/01/27
(Call 07/01/24)(a)(b)	690	708,101
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op, 5.38%,
04/15/27 (Call 04/15/24)	221	218,873
Churchill Downs Inc., 5.50%, 04/01/27
(Call 04/01/24)(a)	292	288,568
International Game Technology PLC, 6.25%, 01/15/27
(Call 07/15/26)(a)	363	364,920
Live Nation Entertainment Inc.
4.75%, 10/15/27 (Call 10/15/24)(a)(b)	450	430,807
6.50%, 05/15/27 (Call 05/15/24)(a)	564	570,152
Mohegan Tribal Gaming Authority, 13.25%, 12/15/27
(Call 06/15/24)(a)	190	204,182
Motion Bondco DAC, 6.63%, 11/15/27
(Call 11/15/24)(a)(b)	203	194,970
Odeon Finco PLC, 12.75%, 11/01/27
(Call 11/01/24)(a)	196	197,086
Penn Entertainment Inc., 5.63%, 01/15/27
(Call 01/15/25)(a)	201	194,204
Six Flags Entertainment Corp., 5.50%, 04/15/27
(Call 04/15/24)(a)	201	199,998
Speedway Motorsports LLC/Speedway Funding
II Inc., 4.88%, 11/01/27 (Call 11/01/24)(a)	139	131,857
		3,923,422
Security	Par (000)	Value

Environmental Control — 0.6%
Clean Harbors Inc., 4.88%, 07/15/27
(Call 07/15/24)(a)	$265	$256,936
Enviri Corp., 5.75%, 07/31/27 (Call 07/31/24)(a)(b)	233	219,468
		476,404
Food — 1.9%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC, 4.63%, 01/15/27
(Call 01/15/25)(a)	601	583,162
B&G Foods Inc., 5.25%, 09/15/27 (Call 03/01/24)(b)	279	251,594
Performance Food Group Inc., 5.50%, 10/15/27
(Call 10/15/24)(a)	502	490,640
Post Holdings Inc., 5.75%, 03/01/27
(Call 03/01/24)(a)(b)	215	214,047
		1,539,443
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
5.75%, 05/20/27 (Call 02/20/27)	265	253,939

Health Care - Products — 0.3%
Teleflex Inc., 4.63%, 11/15/27 (Call 11/15/24)	220	213,405

Health Care - Services — 4.4%
Catalent Pharma Solutions Inc., 5.00%, 07/15/27
(Call 07/15/24)(a)(b)	256	246,899
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 12/15/24)(a)	891	825,034
8.00%, 12/15/27 (Call 12/15/24)(a)	342	336,255
IQVIA Inc., 5.00%, 05/15/27 (Call 05/15/24)(a)	465	454,714
Legacy LifePoint Health LLC, 4.38%, 02/15/27
(Call 01/29/24)(a)(b)	302	283,222
Surgery Center Holdings Inc., 10.00%, 04/15/27
(Call 04/15/24)(a)	145	146,994
Tenet Healthcare Corp.
5.13%, 11/01/27 (Call 11/01/24)	664	645,481
6.25%, 02/01/27 (Call 02/01/24)	669	667,045
		3,605,644
Holding Companies - Diversified — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 5.25%, 05/15/27 (Call 11/15/26)	680	611,274

Home Builders — 1.7%
Beazer Homes USA Inc., 5.88%, 10/15/27
(Call 10/15/24)(b)	185	180,463
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC, 6.25%, 09/15/27
(Call 09/15/24)(a)	267	260,222
Century Communities Inc., 6.75%, 06/01/27
(Call 06/01/24)	256	257,869
KB Home, 6.88%, 06/15/27 (Call 12/15/26)	135	139,203
Mattamy Group Corp., 5.25%, 12/15/27
(Call 12/15/24)(a)	251	242,641
Taylor Morrison Communities Inc., 5.88%, 06/15/27
(Call 03/15/27)(a)	236	236,011
Tri Pointe Homes Inc., 5.25%, 06/01/27
(Call 12/01/26)	120	117,936
		1,434,345
Housewares — 0.3%
Newell Brands Inc., 6.38%, 09/15/27
(Call 06/15/27)(b)	220	216,545

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance — 1.4%
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
4.25%, 10/15/27 (Call 10/15/24)(a)	$350	$327,921
6.75%, 10/15/27 (Call 10/15/24)(a)	609	596,016
GTCR AP Finance Inc., 8.00%, 05/15/27
(Call 05/15/24)(a)(b)	232	232,156
		1,156,093
Internet — 2.9%
Cablevision Lightpath LLC, 3.88%, 09/15/27
(Call 09/15/24)(a)	199	178,280
Cogent Communications Group Inc., 7.00%, 06/15/27
(Call 06/15/24)(a)	204	204,914
Gen Digital Inc., 6.75%, 09/30/27 (Call 09/30/24)(a)	443	450,072
Getty Images Inc., 9.75%, 03/01/27
(Call 03/01/24)(a)(b)	135	135,142
Go Daddy Operating Co. LLC/GD Finance Co. Inc.,
5.25%, 12/01/27 (Call 06/01/24)(a)	280	274,814
GrubHub Holdings Inc., 5.50%, 07/01/27
(Call 07/01/24)(a)	250	218,231
Match Group Holdings II LLC, 5.00%, 12/15/27
(Call 12/15/24)(a)	199	193,253
Northwest Fiber LLC/Northwest Fiber Finance
Sub Inc., 4.75%, 04/30/27 (Call 10/15/24)(a)	144	138,714
Uber Technologies Inc., 7.50%, 09/15/27
(Call 09/15/24)(a)	535	548,468
		2,341,888
Iron & Steel — 1.2%
ATI Inc., 5.88%, 12/01/27 (Call 12/01/24)	160	157,274
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 06/01/24)	240	238,343
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	275	280,439
8.13%, 05/01/27 (Call 05/01/24)(a)	337	340,144
		1,016,200
Leisure Time — 5.0%
Carnival Corp.
5.75%, 03/01/27 (Call 12/01/26)(a)(b)	1,540	1,516,951
9.88%, 08/01/27 (Call 02/01/24)(a)(b)	363	380,988
Lindblad Expeditions LLC, 6.75%, 02/15/27
(Call 02/15/24)(a)(b)	155	154,919
NCL Corp. Ltd., 5.88%, 02/15/27 (Call 02/15/24)(a)	478	470,991
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27 (Call 10/15/26)(a)	463	455,363
7.50%, 10/15/27	130	136,714
11.63%, 08/15/27 (Call 08/15/24)(a)	575	625,338
Viking Cruises Ltd., 5.88%, 09/15/27
(Call 09/15/24)(a)	410	395,877
		4,137,141
Lodging — 3.2%
Boyd Gaming Corp., 4.75%, 12/01/27
(Call 12/01/24)(b)	435	420,009
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 04/01/27 (Call 04/01/24)	281	275,727
Melco Resorts Finance Ltd., 5.63%, 07/17/27
(Call 03/01/24)(d)	302	285,342
MGM China Holdings Ltd., 4.75%, 02/01/27
(Call 02/01/24)(a)	330	308,269
MGM Resorts International, 5.50%, 04/15/27
(Call 01/15/27)	328	323,730
Studio City Co. Ltd., 7.00%, 02/15/27
(Call 02/15/24)(a)	154	152,585
Security	Par (000)	Value

Lodging (continued)
Travel + Leisure Co., 6.00%, 04/01/27 (Call 01/01/27)	$166	$165,730
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	423	413,573
Wynn Macau Ltd., 5.50%, 10/01/27 (Call 10/01/24)(a)	345	324,237
		2,669,202
Machinery — 0.8%
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27
(Call 07/15/24)(a)	699	674,253

Manufacturing — 0.2%
Amsted Industries Inc., 5.63%, 07/01/27
(Call 07/01/24)(a)	196	193,270

Media — 12.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/27 (Call 05/01/24)(a)	1,487	1,433,641
CSC Holdings LLC, 5.50%, 04/15/27
(Call 04/15/24)(a)	605	543,212
Directv Financing LLC/Directv Financing
Co-Obligor Inc., 5.88%, 08/15/27
(Call 08/15/24)(a)(b)	1,745	1,657,790
DISH Network Corp., 11.75%, 11/15/27
(Call 05/15/25)(a)	1,650	1,721,635
Gray Television Inc., 7.00%, 05/15/27
(Call 05/15/24)(a)(b)	360	351,829
iHeartCommunications Inc.
5.25%, 08/15/27 (Call 08/15/24)(a)(b)	360	279,607
8.38%, 05/01/27 (Call 05/01/24)(b)	415	258,976
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27 (Call 10/15/24)(a)	533	516,454
Midcontinent Communications/Midcontinent Finance
Corp., 5.38%, 08/15/27 (Call 08/15/24)(a)	184	178,316
Nexstar Media Inc., 5.63%, 07/15/27
(Call 07/15/24)(a)	763	742,132
Scripps Escrow Inc., 5.88%, 07/15/27
(Call 07/15/24)(a)(b)	200	180,320
Sinclair Television Group Inc., 5.13%, 02/15/27
(Call 08/15/24)(a)(b)	123	116,346
Sirius XM Radio Inc., 5.00%, 08/01/27
(Call 08/01/24)(a)	669	642,568
Univision Communications Inc., 6.63%, 06/01/27
(Call 06/01/24)(a)	674	667,007
Videotron Ltd., 5.13%, 04/15/27 (Call 04/15/24)(a)	287	282,525
Ziggo Bond Co. BV, 6.00%, 01/15/27
(Call 01/15/25)(a)	291	285,499
		9,857,857
Metal Fabricate & Hardware — 0.4%
Advanced Drainage Systems Inc., 5.00%, 09/30/27
(Call 09/30/24)(a)	165	159,639
Park-Ohio Industries Inc., 6.63%, 04/15/27
(Call 04/15/24)	181	165,506
		325,145
Mining — 0.8%
Compass Minerals International Inc., 6.75%, 12/01/27
(Call 12/01/24)(a)	231	227,826
FMG Resources August 2006 Pty. Ltd., 4.50%,
09/15/27 (Call 06/15/27)(a)(b)	277	265,994
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/24)(a)	156	155,208
		649,028

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment — 0.2%
Pitney Bowes Inc., 6.88%, 03/15/27
(Call 03/15/24)(a)(b)	$196	$176,950

Oil & Gas — 4.8%
Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 9.00%, 11/01/27 (Call 11/01/26)(a)	160	203,150
Baytex Energy Corp., 8.75%, 04/01/27
(Call 04/01/24)(a)	242	251,918
Calumet Specialty Products Partners LP/Calumet
Finance Corp., 8.13%, 01/15/27
(Call 01/15/25)(a)(b)	140	137,870
CNX Resources Corp., 7.25%, 03/14/27
(Call 03/14/24)(a)(b)	188	188,769
EnQuest PLC, 11.63%, 11/01/27 (Call 11/01/24)(a)	142	134,992
MEG Energy Corp., 7.13%, 02/01/27
(Call 02/01/24)(a)	151	153,306
Moss Creek Resources Holdings Inc., 10.50%,
05/15/27 (Call 05/15/24)(a)	204	209,856
Murphy Oil Corp., 5.88%, 12/01/27 (Call 12/01/24)	210	208,125
Nabors Industries Inc., 7.38%, 05/15/27
(Call 05/15/24)(a)	327	323,253
Parkland Corp., 5.88%, 07/15/27 (Call 07/15/24)(a)	221	219,213
Permian Resources Operating LLC
6.88%, 04/01/27 (Call 04/01/24)(a)	145	144,436
8.00%, 04/15/27 (Call 04/15/24)(a)	275	284,784
SM Energy Co., 6.63%, 01/15/27 (Call 01/15/25)	189	188,595
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27
(Call 04/15/24)	276	275,939
Transocean Inc.
8.00%, 02/01/27 (Call 02/01/24)(a)(b)	269	266,990
11.50%, 01/30/27 (Call 07/30/24)(a)	345	360,490
Transocean Poseidon Ltd., 6.88%, 02/01/27
(Call 02/01/24)(a)	189	188,985
Viper Energy Inc., 5.38%, 11/01/27 (Call 11/01/24)(a)	196	192,861
		3,933,532
Oil & Gas Services — 1.4%
Archrock Partners LP/Archrock Partners Finance
Corp., 6.88%, 04/01/27 (Call 04/01/24)(a)	246	246,907
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)	221	194,832
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(a)	305	306,468
USA Compression Partners LP/USA Compression
Finance Corp., 6.88%, 09/01/27 (Call 09/01/24)	365	364,482
		1,112,689
Packaging & Containers — 4.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC, 6.00%, 06/15/27
(Call 06/15/24)(a)	282	278,852
Ardagh Packaging Finance PLC/Ardagh Holdings
USA Inc.
5.25%, 08/15/27 (Call 08/15/24)(a)	402	301,578
5.25%, 08/15/27 (Call 08/15/24)(a)(b)	438	327,616
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/24)(a)	236	233,656
Graphic Packaging International LLC, 4.75%,
07/15/27 (Call 04/15/27)(a)	131	127,369
LABL Inc., 10.50%, 07/15/27 (Call 07/15/24)(a)	316	302,180
Mauser Packaging Solutions Holding Co., 9.25%,
04/15/27 (Call 10/15/24)(a)	630	608,302
Owens-Brockway Glass Container Inc., 6.63%,
05/13/27 (Call 05/15/24)(a)	272	271,991
Security	Par (000)	Value

Packaging & Containers (continued)
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen
Group Issuer Inc., 4.00%, 10/15/27
(Call 10/15/24)(a)(b)	$488	$455,287
Sealed Air Corp., 4.00%, 12/01/27 (Call 09/01/27)(a)	205	191,769
Trivium Packaging Finance BV, 8.50%, 08/15/27
(Call 08/15/24)(a)	347	339,338
		3,437,938
Pharmaceuticals — 0.1%
Bausch Health Companies Inc., 5.75%, 08/15/27
(Call 08/15/24)(a)	150	89,993

Pipelines — 3.3%
Antero Midstream Partners LP/Antero Midstream
Finance Corp., 5.75%, 03/01/27 (Call 03/01/24)(a)	254	252,070
Buckeye Partners LP, 4.13%, 12/01/27
(Call 09/01/27)	181	171,582
EQM Midstream Partners LP
6.50%, 07/01/27 (Call 01/01/27)(a)	438	443,558
7.50%, 06/01/27 (Call 06/01/24)(a)(b)	255	262,220
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27
(Call 06/01/25)(a)	267	279,484
Genesis Energy LP/Genesis Energy Finance Corp.,
8.00%, 01/15/27 (Call 01/15/25)(b)	445	449,307
Global Partners LP/GLP Finance Corp., 7.00%,
08/01/27 (Call 08/01/24)	181	182,086
Howard Midstream Energy Partners LLC, 6.75%,
01/15/27 (Call 01/01/25)(a)	181	181,436
NuStar Logistics LP, 5.63%, 04/28/27 (Call 01/28/27)	240	238,174
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp., 6.00%, 03/01/27 (Call 03/01/24)(a)	216	212,440
		2,672,357
Real Estate — 0.4%
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%,
06/15/27 (Call 03/15/27)(a)	350	362,649

Real Estate Investment Trusts — 4.7%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27
(Call 10/15/26)(a)(b)	176	155,352
Brandywine Operating Partnership LP, 3.95%,
11/15/27 (Call 08/15/27)	220	199,580
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27
(Call 10/01/24)(a)	350	309,958
Global Net Lease Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27
(Call 09/15/27)(a)(b)	221	188,593
Hudson Pacific Properties LP, 3.95%, 11/01/27
(Call 08/01/27)	190	171,742
Iron Mountain Inc., 4.88%, 09/15/27 (Call 09/15/24)(a)	463	447,922
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.25%, 02/01/27 (Call 02/01/24)(a)	310	287,161
MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27 (Call 09/07/24)(b)	666	505,174
RHP Hotel Properties LP/RHP Finance Corp., 4.75%,
10/15/27 (Call 10/15/24)	352	339,251
SBA Communications Corp., 3.88%, 02/15/27
(Call 02/15/24)	684	652,075
Service Properties Trust
4.95%, 02/15/27 (Call 08/15/26)(b)	200	183,036
5.50%, 12/15/27 (Call 09/15/27)	219	205,470

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Starwood Property Trust Inc., 4.38%, 01/15/27
(Call 07/15/26)(a)(b)	$221	$204,542
		3,849,856
Retail — 2.6%
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/24)(a)	196	194,057
Advance Auto Parts Inc., 1.75%, 10/01/27
(Call 08/01/27)	160	138,140
Bath & Body Works Inc., 6.69%, 01/15/27	120	121,692
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27
(Call 04/01/24), (8.50% PIK)(a)(c)	176	167,569
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC, 4.75%, 06/01/27 (Call 06/01/24)(a)	352	344,243
Lithia Motors Inc., 4.63%, 12/15/27 (Call 12/15/24)(a)	176	168,662
Murphy Oil USA Inc., 5.63%, 05/01/27 (Call 05/01/24)	141	140,597
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)(b)	159	148,575
Patrick Industries Inc., 7.50%, 10/15/27
(Call 10/15/24)(a)	160	161,220
Staples Inc., 10.75%, 04/15/27 (Call 04/15/24)(a)	475	367,863
Suburban Propane Partners LP/Suburban Energy
Finance Corp., 5.88%, 03/01/27 (Call 03/01/24)	153	151,997
		2,104,615
Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27
(Call 03/15/24)(a)	240	241,344

Software — 1.3%
SS&C Technologies Inc., 5.50%, 09/30/27
(Call 03/30/24)(a)	911	894,208
West Technology Group LLC, 8.50%, 04/10/27
(Call 03/04/24)(a)	215	185,638
		1,079,846
Telecommunications — 3.3%
Altice France Holding SA, 10.50%, 05/15/27
(Call 05/15/24)(a)	150	86,094
Altice France SA/France, 8.13%, 02/01/27
(Call 08/01/24)(a)	758	677,632
Frontier Communications Holdings LLC, 5.88%,
10/15/27 (Call 10/15/24)(a)	550	528,956
Level 3 Financing Inc.
3.40%, 03/01/27	210	206,325
4.63%, 09/15/27	280	172,200
11.00%, 11/15/29	78	78,689
Lumen Technologies Inc., 4.00%, 02/15/27	350	182,598
ViaSat Inc., 5.63%, 04/15/27 (Call 04/15/24)(a)	292	273,842
Security	Par (000)	Value

Telecommunications (continued)
Zayo Group Holdings Inc., 4.00%, 03/01/27
(Call 01/29/24)(a)(b)	$695	$530,065
		2,736,401
Transportation — 0.5%
RXO Inc., 7.50%, 11/15/27 (Call 11/15/24)(a)	170	175,579
Watco Cos. LLC/Watco Finance Corp., 6.50%,
06/15/27 (Call 06/15/24)(a)	262	260,341
		435,920
Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure
Investors LLC, 9.75%, 08/01/27 (Call 08/01/24)(a)	191	198,559

Total Long-Term Investments — 97.2%
(Cost: $78,974,422)		79,901,964

	Shares

Short-Term Securities

Money Market Funds — 15.1%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.51%(e)(f)(g)	10,841,411	10,847,916
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.32%(e)(f)	1,570,000	1,570,000

Total Short-Term Securities — 15.1%
(Cost: $12,414,959)		12,417,916

Total Investments — 112.3%
(Cost: $91,389,381)		92,319,880

Liabilities in Excess of Other Assets — (12.3)%		(10,141,369)

Net Assets — 100.0%		$82,178,511

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
January 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,082,698	$5,764,322	(a)	$—	$(162)	$1,058	$10,847,916	10,841,411	$8,727	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	490,000	1,080,000	(a)	—	—	—	1,570,000	1,570,000	16,900		—
					$(162)	$1,058	$12,417,916		$25,627		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$79,901,964	$—	$79,901,964
Short-Term Securities
Money Market Funds	12,417,916	—	—	12,417,916
	$12,417,916	$79,901,964	$—	$92,319,880

Portfolio Abbreviation

PIK	Payment-in-kind
REIT	Real Estate Investment Trust